Financial Instruments - Summary of Impairment Losses on Financial Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	$ 95	$ 72	$ 58
Loan receivables and commitments in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	56	42	31
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	31	26	20
Payment cycle receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	5	5	6
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	3	(1)	1
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment	$ 0	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, impairment		$ 0	$ 0